UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Balance at Dec. 31, 2020	¥ 321,239		¥ 48		¥ 988,812		¥ 10,813		¥ (678,434)
Balance, Shares at Dec. 31, 2020 | shares			78,392,359	78,392,359
Net loss	(69,434)								(69,434)
Translation adjustments	654						654
Exercise and vesting of share-based awards	2,884		¥ 1		2,883
Exercise and vesting of share-based awards , shares | shares			490,681	490,681
Share-based compensation	19,036				19,036
Balance at Jun. 30, 2021	274,379		¥ 49		1,010,731		11,467		(747,868)
Balance, Shares at Jun. 30, 2021 | shares			78,883,040	78,883,040
Balance at Dec. 31, 2021	215,443		¥ 49		1,021,961		12,451		(819,018)
Balance, Shares at Dec. 31, 2021 | shares			79,036,462	79,036,462
Net loss	(53,224)	$ (7,946)							(53,224)
Translation adjustments	3,828						3,828
Exercise and vesting of share-based awards	71				71
Exercise and vesting of share-based awards , shares | shares			179,194	179,194
Share-based compensation	10,184				10,184
Adjustment of redeemable noncontrolling interests to redemption value	(2,246)				(2,246)
Balance at Jun. 30, 2022	¥ 174,056	$ 25,985	¥ 49	$ 7	¥ 1,029,970	$ 153,770	¥ 16,279	$ 2,430	¥ (872,242)	$ (130,222)
Balance, Shares at Jun. 30, 2022 | shares			79,215,656	79,215,656